Share capital	12 Months Ended
Dec. 31, 2021
Share capital
Share capital

12     Share capital

Common shares

The Company is authorized to issue an unlimited number of common shares.

Issued and outstanding (with no par value)

	2021	2020
	$	$

20,776,217 (2020 – 20,208,948) common shares	219,579	211,527

On July 21, 2020, the Company closed an offering, resulting in the issuance of 3,172,414 common shares at a price of $14.50, for gross proceeds of $46,000 ($42,721, net of transaction costs).

On January 27, 2020, the Company closed an offering, resulting in the issuance of 3,392,500 common shares at a price of $11.65, for gross proceeds of $39,523 ($36,373, net of transaction costs).

Warrants

A summary of warrants outstanding is shown below:

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance - January 1, 2020	2,779,898	14.20	2.49
Granted	(1,556,154)	14.08	1.82
Balance - December 31, 2020	1,223,744	14.35	1.68
Expired	(13,600)	15.50	—
Exercised	(485,161)	15.33	0.32
Balance - December 31, 2021	724,983	13.81	1.23